Long-Term Trade And Unbilled Receivables	12 Months Ended
Dec. 31, 2017
Billed and Unbilled Contract Claims Subject to Uncertainty [Abstract]
Long-Term Trade And Unbilled Receivables	LONG-TERM TRADE AND UNBILLED RECEIVABLES

The following table presents the components of long-term trade and unbilled receivables as of December 31, 2017 and 2016.

	December 31,
	2017	2016
Receivables	$63,833	$—
Unbilled receivables	231,563	189,688
	$295,396	$189,688

The majority of the long-term unbilled receivables are expected to be billed and collected during the years 2019 - 2021. Long-term trade and unbilled receivables are mainly related to contracts with the IMOD.